Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events

Note 21 - Subsequent events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements, except as disclosed below.

A.	Partial exercise of Commitment Amount

As noted in Note 13C5 above, during the period commencing on January 1, 2024 through the issuance date of these financial statements, the Company sold 130,620,000 ordinary shares to Yorkville out of the Commitment Amount under the NEW SEPA for a total purchase price of $812 thousand.

B.	Shelf take down

On January 30, 2025, the Company entered into securities purchase agreements with certain institutional investors of selling through a registered direct offering an aggregate of 195,428,970 ordinary shares (represented by 162,899 ADSs) together with unregistered warrants to purchase ADSs up to an aggregate of 390,857,940 ordinary shares (exercisable up to 325,797 ADSs, with an exercise price of $10.66 per ADS) for gross amount of $1,520 thousand (approximately NIS 5,448 thousand). In addition the Company issued to the Placement Agent, warrants to purchase up to an aggregate of 13,680,000 ordinary shares (exercisable up to 11,403 ADS’s, with an exercise price of $11.67 per ADS).

C.	Increasing the Company authorized shares

On February 17, 2025, the general meeting of shareholders of the Company approved to increase the authorized shares of the Company to 10,000,000,000 ordinary shares.

D.	ADS ratio change

On February 21, 2025, the Company effected a change in the ADS ratio from one (1) ADS representing ninety (90) Ordinary Shares, to one (1) ADS representing one thousand two hundred (1,200) Ordinary Shares. This change in the ADS has the effect of a reverse stock split on the existing ADSs on the basis of one (1) new ADS for every thirteen and one third (13.33) old ADSs held by the Company’s holders.

E.	Yorkville Waiver/Extension

On March 19, 2025, Yorkville agreed to modify the November 11, 2024 Note to postpone the remaining nine monthly payment thereunder by 30 days from the original payment schedule such that the maturity date is extended to December 11, 2025. Additionally, on the same date Yorkville agreed to waive through April 21, 2025, any amortization event under the SEPA as a result of a Floor Price Event requiring the early repayment of approximately $132 thousand outstanding under the pre advances made by Yorkville under the SEPA.